Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K
Entity File Number	001-35505
Entity Registrant Name	BROOKFIELD PROPERTY PARTNERS L.P.
Entity Address, Address Line One	73 Front Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
Entity Central Index Key	0001545772
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Amendment Flag	false